STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended
	Jan. 24, 2022	Sep. 10, 2021	Jun. 11, 2021	May 06, 2021	Feb. 17, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized						25,000,000
Preferred stock, par value						$ 0.001
Common stock, shares authorized						500,000,000		500,000,000
Common stock, par value						$ 0.001		$ 0.001
Common stock, shares issued						18,725,967		12,698,192
Common stock, shares outstanding						18,725,967		12,698,192
Reverse stock split				1-for-32
Stock issued for services, value						$ 76,822	$ 80,130
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding						7,395
Stock based compensation expense						48,142	$ 0
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount						$ 454,675
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						2 years 3 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value						$ 0
Series C Preferred Converted [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued	20,573
Conversion of Stock, Shares Converted	39,500
Contractors [Member]
Class of Stock [Line Items]
Stock issued for services, shares						74,584	16,782
Stock issued for services, value						$ 76,822	$ 80,130
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						2,000,000		2,000,000
Preferred stock, par value						$ 0.001		$ 0.001
Preferred stock, shares issued						0		0
Preferred stock, shares outstanding						0		0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						10,000,000		10,000,000
Preferred stock, par value						$ 0.001		$ 0.001
Preferred stock, shares issued						0		0
Preferred stock, shares outstanding						0		0
Series B Preferred Stock [Member] | Debt Exchange Agr [Member]
Class of Stock [Line Items]
Debt conversion, amount					$ 1,700,905
Debt conversion, shares issued					2,564,175
Series B Preferred Stock [Member] | Subscription Agreement [Member] | Two Accredited Investors [Member]
Class of Stock [Line Items]
Stock issued new, shares					300,000		650,000
Proceeds from issuance of equity					$ 300,000		$ 650,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						10,000,000		10,000,000
Preferred stock, par value						$ 0.001		$ 0.001
Preferred stock, shares issued						9,360,759		9,400,259
Preferred stock, shares outstanding						9,360,759		9,400,259
Declared cumulative dividends						$ 176,844
Series C Preferred Stock [Member] | Convertible Note Of Ten Percentage [Member]
Class of Stock [Line Items]
Debt conversion, amount		$ 85,250
Stock issued new, shares		85,250
Series C Preferred Stock [Member] | Subscription Agreement [Member] | Two Accredited Investors [Member]
Class of Stock [Line Items]
Stock issued new, shares			100,000
Proceeds from issuance of equity			$ 100,000